Related Party Transactions Disclosure of related party (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of related party [Abstract]
Disclosure of information about key management personnel
The remuneration of directors and other members of key management personnel during the year were as follows:

	2017	2016
Short-term benefits	$10,175	$10,052
Share-based payments	2,235	2,172
	$12,410	$12,224